Operations - Assets, Liabilities, Statement of Operations and Cash Flows (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥) director	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operations
Allocated expenses from SINA		$ 43,011,000	$ 51,848,000	$ 47,334,000
Interest-free loans to the VIE's shareholders		89,500,000	81,100,000
Aggregate accumulated income (loss)		(96,100,000)	33,100,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term investments		3,496,892,000	2,404,220,000
Prepaid expenses and other current assets		296,757,000	424,905,000
Property and equipment, net		60,632,000	46,729,000
Operating lease assets		7,176,000	9,730,000
Intangible assets		146,976,000	17,524,000
Goodwill		61,712,000	28,989,000	29,346,000	$ 13,420,000
Long-term investments		1,179,466,000	1,027,459,000	694,586,000	$ 452,337,000
Total assets		6,335,117,000	4,804,186,000
Accounts payable		149,509,000	126,247,000
Accrued and other liabilities		556,753,000	460,872,000
Deferred revenues		143,684,000	108,783,000
Income taxes payable		102,844,000	100,245,000
Operating lease liability		7,085,000
Deferred tax liability		58,299,000	33,972,000
Other non-current liabilities		2,102,000
Total liabilities		3,448,787,000	2,522,367,000
Results of operations of the VIEs and their subsidiaries
Net revenues		1,689,931,000	1,766,914,000	1,718,518,000
Net income (loss) after intercompany service fee charge		313,364,000	494,675,000	571,823,000
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities		741,646,000	631,653,000	488,007,000
Net cash used in investing activities		(1,214,315,000)	(1,201,358,000)	(254,032,000)
Net cash provided by financing activities		741,963,000	791,869,000	(1,415,000)
Contractual Arrangements with the VIE
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs		0	0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries		$ 196,600,000	152,000,000.0
Term of loan agreements		10 years
Service fees revenue charged to VIE		$ 766,800,000	832,400,000	842,600,000
New Weimeng Shareholder
Minority Investment In Weimeng
Sale of subsidiaries' shares to non-controlling interests | ¥	¥ 10.7
Percentage of enlarged registered capital invested	1.00%
Number of member of board of directors the entity has right to appoint | director	3
Consolidated VIEs
Operations
Allocated expenses from SINA		8,700,000	27,600,000	25,600,000
Assets and liabilities of the VIEs and their subsidiaries
Cash, cash equivalents and short-term investments		445,210,000	99,465,000
Accounts receivable		431,022,000	420,686,000
Prepaid expenses and other current assets		55,653,000	101,363,000
Amount due from SINA		31,142,000	116,535,000
Property and equipment, net		692,000	243,000
Operating lease assets		1,783,000	686,000
Intangible assets		146,976,000	17,524,000
Goodwill		61,712,000	28,989,000
Long-term investments		394,745,000	380,420,000
Deferred tax assets		15,392,000	10,608,000
Others		223,000	8,625,000
Total assets		1,584,550,000	1,185,144,000
Accounts payable		83,336,000	86,417,000
Accrued and other liabilities		341,552,000	254,564,000
Deferred revenues		85,846,000	66,533,000
Income taxes payable		26,417,000	28,970,000
Amount due to the subsidiaries of the Group		968,138,000	632,900,000
Operating lease liability		1,704,000	586,000
Deferred tax liability		32,418,000	11,453,000
Other non-current liabilities		2,102,000
Total liabilities		1,541,513,000	1,081,423,000
Results of operations of the VIEs and their subsidiaries
Net revenues		1,319,080,000	1,472,867,000	1,416,367,000
Net income (loss) after intercompany service fee charge		(129,126,000)	9,874,000	56,466,000
Cash flows of the VIE and its subsidiary
Net cash provided by (used in) operating activities		328,469,000	(100,987,000)	46,738,000
Net cash used in investing activities		(272,958,000)	(280,404,000)	(331,243,000)
Net cash provided by financing activities		290,234,000	441,952,000	292,151,000
Net increase in cash and cash equivalents		$ 345,745,000	60,561,000	7,646,000
Weimeng
Minority Investment In Weimeng
Percentage of equity interests the entity will not be able to purchase or have the New Weimeng Shareholder pledge		1.00%
Percentage of equity interests for which the authorization of voting rights will not be granted to entity		1.00%
Percentage of equity interests issued		1.00%
Cost of revenues
Operations
Allocated expenses from SINA		$ 19,462,000	22,246,000	16,824,000
Sales and marketing
Operations
Allocated expenses from SINA		5,966,000	9,770,000	11,558,000
Product development
Operations
Allocated expenses from SINA		10,505,000	13,141,000	11,688,000
General and administrative
Operations
Allocated expenses from SINA		$ 7,078,000	$ 6,691,000	$ 7,264,000